Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EATON VANCE INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000779991
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 14, 2016
Document Effective Date	dei_DocumentEffectiveDate	Nov. 14, 2016
Prospectus Date	rr_ProspectusDate	Nov. 14, 2016